Income Taxes - Components of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (13,978)	$ (15,598)
Foreign	0	0
Loss before income taxes	$ (13,978)	$ (15,598)